Note 11 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt, Total	$ 386,975,841	$ 400,229,914
Proceeds from Issuance of Debt	43,000,000
Repayments	(56,254,073)
Current portion of long-term debt	42,580,323	55,238,573
Long-term debt	344,395,518	344,991,341
Total debt	386,975,841	400,229,914
Current portion of deferred finance charges	613,716	644,858
Debt Issuance Costs, Noncurrent, Net, Total	1,453,677	540,414
Total deferred finance charges	2,067,393	2,344,325
Total debt, net of deferred finance charges	384,908,448	397,885,589
Less: Current portion of long-term debt, net of current portion of deferred finance charges	41,966,607	54,593,715
Long term debt, net of deferred finance charges	$ 342,941,841	343,291,874
Term Loan 1 [Member]
Maturity Date	Dec. 21, 2017
Original Amount	$ 49,875,000
Long-term Debt, Total		14,414,250
Proceeds from Issuance of Debt
Repayments	$ (14,414,250)
Term Loan 4 [Member]
Maturity Date	Feb. 19, 2020
Original Amount	$ 40,250,000
Long-term Debt, Total	14,375,000	16,875,000
Proceeds from Issuance of Debt
Repayments	$ (2,500,000)
Term Loan 2 [Member]
Maturity Date	Nov. 04, 2020
Original Amount	$ 33,240,000
Long-term Debt, Total	15,789,000	17,728,000
Proceeds from Issuance of Debt
Repayments	$ (1,939,000)
Term Loan 3 [Member]
Maturity Date	Oct. 09, 2020
Original Amount	$ 29,437,000
Long-term Debt, Total	6,310,000	7,090,000
Proceeds from Issuance of Debt
Repayments	$ (780,000)
Term Loan 5 [Member]
Maturity Date	Sep. 15, 2021
Original Amount	$ 24,600,000
Long-term Debt, Total	17,114,365	21,141,273
Proceeds from Issuance of Debt
Repayments	$ (4,026,908)
Term Loan 6 [Member]
Maturity Date	Apr. 14, 2020
Original Amount	$ 20,400,000
Long-term Debt, Total	13,100,000	14,900,000
Proceeds from Issuance of Debt
Repayments	$ (1,800,000)
Term Loan 10 [Member]
Maturity Date	Sep. 01, 2018
Original Amount	$ 49,400,000
Long-term Debt, Total	27,950,000	31,250,000
Proceeds from Issuance of Debt
Repayments	$ (3,300,000)
Term Loan 7 [Member]
Maturity Date	Jun. 20, 2020
Original Amount	$ 43,250,000
Long-term Debt, Total	26,375,000	29,375,000
Proceeds from Issuance of Debt
Repayments	$ (3,000,000)
Term Loan 8 [Member]
Maturity Date	Sep. 30, 2020
Original Amount	$ 45,212,500
Long-term Debt, Total	23,739,007	28,791,594
Proceeds from Issuance of Debt
Repayments	$ (5,052,587)
Term Loan 9 [Member]
Maturity Date	Jul. 31, 2022
Original Amount	$ 50,225,000
Long-term Debt, Total	39,235,000	42,840,000
Proceeds from Issuance of Debt
Repayments	$ (3,605,000)
Term Loan 11 [Member]
Maturity Date	Apr. 16, 2020
Original Amount	$ 30,000,000
Long-term Debt, Total	19,005,000	22,335,000
Proceeds from Issuance of Debt
Repayments	$ (3,330,000)
Term Loan 12 [Member]
Maturity Date	Oct. 02, 2020
Original Amount	$ 13,000,000
Long-term Debt, Total	10,360,000	11,240,000
Proceeds from Issuance of Debt
Repayments	$ (880,000)
Term Loan 13 [Member]
Maturity Date	Jan. 08, 2023
Original Amount	$ 20,925,000
Long-term Debt, Total	17,020,000	18,440,000
Proceeds from Issuance of Debt
Repayments	$ (1,420,000)
Term Loan 14 [Member]
Maturity Date	Jun. 30, 2023
Original Amount	$ 67,200,000
Long-term Debt, Total	55,515,000	59,475,000
Proceeds from Issuance of Debt
Repayments	$ (3,960,000)
Term Loan 15 [Member]
Maturity Date	Dec. 14, 2022
Original Amount	$ 22,400,000
Long-term Debt, Total	19,413,344	20,906,672
Proceeds from Issuance of Debt
Repayments	$ (1,493,328)
Term Loan 16 [Member]
Maturity Date	Sep. 03, 2021
Original Amount	$ 22,750,000
Long-term Debt, Total	19,093,750	20,718,750
Proceeds from Issuance of Debt
Repayments	$ (1,625,000)
Term Loan 17 [Member]
Maturity Date	Jul. 07, 2023
Original Amount	$ 25,350,000
Long-term Debt, Total	20,596,875	22,709,375
Proceeds from Issuance of Debt
Repayments	$ (2,112,500)
Term Loan 18 [Member]
Maturity Date	Dec. 11, 2022
Original Amount	$ 22,275,000
Long-term Debt, Total	10,500,000
Proceeds from Issuance of Debt	10,500,000
Repayments
Term Loan 19 [Member]
Maturity Date	May 16, 2025
Original Amount	$ 65,650,000
Long-term Debt, Total	31,484,500
Proceeds from Issuance of Debt	32,500,000
Repayments	$ (1,015,500)